LEASES (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Righ-of-use asset	$ 453,920	$ 602,775
Operating lease liability current	303,554	304,326
Operating lease liability noncurrent	177,380	$ 328,772
Lease costs	$ 181,987